Goodwill and Other Intangible Assets - Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Intangible assets
Intangible assets, Gross	$ 7,687	$ 7,528
Intangible assets, Accumulated Amortization	(3,521)	(3,002)
Intangible assets, Impairment Charge	(1,235)
Intangible assets, Net	$ 2,931	$ 4,526
Patent
Intangible assets
Intangible assets, Useful Life (in months)	57 months	57 months
Intangible assets, Gross	$ 2,700	$ 2,700
Intangible assets, Accumulated Amortization	$ (2,700)	$ (2,700)
Customer Relationship
Intangible assets
Intangible assets, Useful Life (in months)	120 months	120 months
Intangible assets, Gross	$ 4,717	$ 4,728
Intangible assets, Accumulated Amortization	(746)	(274)
Intangible assets, Impairment Charge	(1,235)
Intangible assets, Net	$ 2,736	$ 4,454
Website
Intangible assets
Intangible assets, Useful Life (in months)	36 months	36 months
Intangible assets, Gross	$ 270	$ 100
Intangible assets, Accumulated Amortization	(75)	(28)
Intangible assets, Net	$ 195	$ 72